Consolidated Segment Data (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting

Selected information by segment is presented in the following tables for the year ended December 31, 2020, 2019, and 2018.

	2020	2019	2018
Revenues(1)
TIT Segment	$377,499	$241,132	$383,420
CBT Segment	10,685,276	13,550,171	20,194,920
	$11,062,775	$13,791,303	$20,578,340

(1) Revenues by operating segments exclude intercompany transactions.

	2020	2019	2018
(Loss) income from operations
TIT Segment	$(166,727)	$(662,556)	$(528,891)
CBT Segment	(15,268,750)	(2,037,151)	2,391,930
Corporate and others(2)	(1,931,252)	(1,472,454)	(1,694,215)
(Loss) income from operations	(17,366,729)	(4,172,161)	168,824
Corporate other (loss) income, net	(22,580)	669,755	956,753
Corporate interest income	4,798	133,517	36,381
Corporate interest expense	(1,018,013)	(499,852)	(484,403)
(Loss) income before income taxes	(18,402,524)	(3,868,741)	677,555

Income tax benefit	71,316	274,480	1,201,231
Net (loss) income	(18,331,208)	(3,594,261)	1,878,786

Less: Loss (income) attributable to the non-controlling interest	636,433	11,929	(186,803)
Net (loss) income attributable to the Company	$(17,694,775)	$(3,582,332)	$1,691,983

(2) Includes non-cash compensation, professional fees and consultancy fees for the Company.

Non-cash employee compensation by segment for the year ended December 31, 2020, 2019, and 2018 are as follows:

	2020	2019	2018
Non-cash employee compensation:
Corporate and others	298,091	494,316	584,629
	$298,091	$494,316	$584,629

Depreciation and amortization by segment for the year ended December 31, 2020, 2019, and 2018 are as follows:

	2020	2019	2018
Depreciation and amortization:
TIT Segment	$19,783	$17,278	$13,941
CBT Segment	3,459,861	2,883,674	3,660,596
	$3,479,644	$2,900,952	$3,674,537

	2020	2019	2018
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers：
TIT Segment	$36,895	$344,550	$(438,378)
CBT Segment	13,484,287	3,283,994	1,268,644
	$13,521,182	$3,628,544	$830,266

	2020	2019	2018
Inventory obsolescence provision:
TIT Segment	$10,943	$2,366	$9,261
CBT Segment	(5,318)	112,824	21,142
	$5,625	$115,190	$30,403

	2020	2019	2018
Impairment of long-term investments
CBT Segment	-	-	45,400
	$-	$-	$45,400

Total assets by segment as at December 31, 2020 and 2019 are as follows:

	2020	2019
Total assets
TIT Segment	$213,329	$725,088
CBT Segment	30,488,753	39,755,020
Corporate and others	74,569	135,438
	$30,776,651	$40,615,546